EATON VANCE MUTUAL FUNDS TRUST Two International Place Boston, MA 02110 Telephone: (617) 482-8260 Fax: (617) 338-8054

CERTIFICATION

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Mutual Funds Trust (the "Registrant") (1933 Act File No. 333-166932) certifies (a) that the forms of Proxy Statement/Prospectus and Statement of Additional Information dated June 29, 2010 with respect to the following series of the Registrant, do not differ materially from those contained in Post Effective Amendment No. 1 (“Amendment No. 1”) to the Registrant's Registration Statement on Form N-14, and (b) that Amendment No. 1 was filed electronically with the Securities and Exchange Commission (Accession No. 0000940394-10-000671) on June 28, 2010:

Eaton Vance Structured Emerging Markets Fund

EATON VANCE MUTUAL FUNDS TRUST By: /s/ Maureen A. Gemma Maureen A. Gemma, Esq. Secretary

Date: July 2, 2010